Financial instruments by category (Details) - ARS ($) $ in Millions		Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	$ 61,130	$ 43,959
Subtotal financial assets		101,801	66,906
Non-financial assets		5,246	3,819
Total		107,047	70,725
Financial liabilities at amortized cost		216,882	145,577
Subtotal financial liabilities		217,087	145,749
Non-financial liabilities		7,836	7,713
Total		224,923	153,462
Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost		10,265	16,166
Subtotal financial liabilities		10,265	16,166
Non-financial liabilities		7,836	7,713
Total		18,101	23,879
Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost		206,617	129,411
Subtotal financial liabilities		206,617	129,411
Non-financial liabilities
Total		206,617	129,411
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities		8	5
Non-financial liabilities
Total		8	5
Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities		118	167
Non-financial liabilities
Total		118	167
Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities		47
Non-financial liabilities
Total		47
Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities		32
Non-financial liabilities
Total		32
Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost			129,411
Subtotal financial liabilities			129,411
Non-financial liabilities
Total			129,411
Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1],[2]	6,289	954
Subtotal financial assets	[2]	6,289	954
Non-financial assets	[2]
Total	[2]	6,289	954
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		37,983	21,394
Financial liabilities at fair value through profit or loss		8	5
Level 1 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss			5
Level 1 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		8
Level 1 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 1 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		592	507
Financial liabilities at fair value through profit or loss		173	157
Level 2 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		8	5
Level 2 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		118	152
Level 2 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		47
Level 2 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,096	1,046
Financial liabilities at fair value through profit or loss		24	10
Level 3 [Member] | Trade And Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Forwards [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss			10
Level 3 [Member] | Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		24
Level 3 [Member] | Borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 3 [Member] | Restricted Assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	[2]
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	18,648	18,731
Subtotal financial assets		18,648	18,731
Non-financial assets		5,246	3,819
Total		23,894	22,550
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Public Companies Securities [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		135	82
Non-financial assets
Total		135	82
Public Companies Securities [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Public Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Public Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss		135	82
Private Companies Securities [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		1,168	964
Non-financial assets
Total		1,168	964
Private Companies Securities [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Private Companies Securities [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Private Companies Securities [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss		1,168	964
Deposits [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	1,397	1,235
Subtotal financial assets		1,397	1,235
Non-financial assets
Total		1,397	1,235
Deposits [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Deposits [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Deposits [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Bonds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	10
Subtotal financial assets		515	425
Non-financial assets
Total		515	425
Bonds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Bonds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss		505	425
Bonds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Others [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		793
Non-financial assets
Total		793
Others [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Others [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss
Others [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Financial assets at fair value through profit or loss		793
Investments In Financial Assets With Quotation [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		23,198	11,017
Non-financial assets
Total		23,198	11,017
Investments In Financial Assets With Quotation [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		23,198	11,017
Investments In Financial Assets With Quotation [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Investments In Financial Assets With Quotation [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Future Contracts [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		71	27
Non-financial assets
Total		71	27
Foreign Currency Future Contracts [member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Foreign Currency Future Contracts [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		71	27
Foreign Currency Future Contracts [member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Other Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		16
Non-financial assets
Total		16
Other Derivative Financial Instruments [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Other Derivative Financial Instruments [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		16
Other Derivative Financial Instruments [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Clal [member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		12,254	8,562
Non-financial assets
Total		12,254	8,562
Clal [member] | Level 1 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		12,254	8,562
Clal [member] | Level 2 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Clal [member] | Level 3 [Member] | Financial Assets Held-For-Sale, Category [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	6,452	8,529
Subtotal financial assets		6,452	8,529
Non-financial assets
Total		6,452	8,529
Cash At Bank And On Hand [Member] | Level 1 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	28,334	14,510
Subtotal financial assets		30,865	16,325
Non-financial assets
Total		30,865	16,325
Short Term Investments [Member] | Level 1 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,531	1,815
Short Term Investments [Member] | Level 2 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Level 3 [Member] | Cash And Cash Equivalents [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]		18,731
Non-financial assets			3,819
Total			22,550
Trade And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets			26
Non-financial assets
Total			26
Warrants [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Warrants [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			26
Warrants [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Swaps [member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets			29
Non-financial assets
Total			29
Swaps [member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Swaps [member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss			29
Swaps [member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss

[1]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 19).
[2]	Corresponds to deposits in guarantee and escrows.